 							   File Number: 33-84546
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                                FEBRUARY 1, 2021


                    PIONEER STRATEGIC INCOME VCT PORTFOLIO


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2020


PORTFOLIO SUMMARY


The following replaces the corresponding information under the heading "Principal Risks" in the section entitled "Portfolio summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Asset Management US, Inc.
PORTFOLIO MANAGEMENT   Kenneth J. Taubes, Executive Vice President and Chief Investment Officer, U.S. of
                       Amundi US (portfolio manager of the portfolio since 1999); Andrew Feltus,
                       Managing Director and Co-Director of High Yield of Amundi US (portfolio manager of the portfolio since 2012); Brad Komenda, Senior Vice President and Deputy
                       Director of Investment Grade Corporates of Amundi US (portfolio manager of the fund since 2021); and Jonathan Scott, Vice President of Amundi US (portfolio manager of the portfolio since 2018)

MANAGEMENT


The following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":


Day-to-day management of the Portfolio is the responsibility of Kenneth J. Taubes. Mr. Taubes is supported by portfolio managers Andrew Feltus, Brad Komenda and Jonathan Scott and the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio manager and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi US's affiliates.


Mr. Taubes, Executive Vice President and Chief Investment Officer, U.S. of Amundi US, is responsible for overseeing the U.S. and global fixed income teams. He joined Amundi US as a senior vice president in September 1998 and has been an investment professional since 1982. Mr. Taubes has served as a portfolio manager of the Portfolio since 1999.


Mr. Feltus, Managing Director and Co-Director of High Yield of Amundi US, joined Amundi US in 1994 and has served as a portfolio manager of the Portfolio since 2012.


Mr. Komenda, Senior Vice President and Deputy Director of Investment Grade Corporates of Amundi US, joined Amundi US in 2008 and has been a portfolio manager of the fund since 2021.


Mr. Scott, Vice President of Amundi US, joined Amundi US in 2008. Mr. Scott joined the fixed income team in 2012 and has served as a portfolio manager of the Portfolio since 2018.





                                                                   32418-00-0221
                                     (Copyright)2021 AMUNDI DISTRIBUTOR US, INC.
                                             UNDERWRITER OF PIONEER MUTUAL FUNDS
                                                                     MEMBER SIPC

                                                               FEBRUARY 1, 2021


                    PIONEER STRATEGIC INCOME VCT PORTFOLIO


             SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MAY 1, 2020


PORTFOLIO SUMMARY


The following replaces the corresponding information under the heading "Principal Risks" in the section entitled "Portfolio summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Asset Management US, Inc.
PORTFOLIO MANAGEMENT   Kenneth J. Taubes, Executive Vice President and Chief Investment Officer, U.S. of
                       Amundi US (portfolio manager of the portfolio since 1999); Andrew Feltus,
                       Managing Director and Co-Director of High Yield of Amundi US (portfolio manager of the portfolio since 2012); Brad Komenda, Senior Vice President and Deputy
                       Director of Investment Grade Corporates of Amundi US (portfolio manager of the fund since 2021); and Jonathan Scott, Vice President of Amundi US (portfolio manager of the portfolio since 2018)

                                                                   32417-00-0221
                                     (Copyright)2021 AMUNDI DISTRIBUTOR US, INC.
                                             UNDERWRITER OF PIONEER MUTUAL FUNDS
                                                                     MEMBER SIPC